Exhibit 99.05

Consolidated Analytics, Inc.

Form ABS Due Diligence 15-E

OBX 2026-NQM8 CCA

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Item 1: Identity of the person providing third-party due diligence services

Legal Name: Consolidated Analytics, Inc.

Business Name (If Different):

Principal Business Address: 1 MacArthur Place, Suite 100, Santa Ana, CA 92707

Item 2: Identity of the person who paid the person to provide due diligence services

Legal Name: Onslow Bay Financial LLC

Business Name (If Different):

Principal Business Address: 1211 Ave of the Americas, 41st Floor, New York, NY 10036

Item 3: Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

N/A

Item 4: Description of the due diligence performed

See Attachment A.

Item 5: Summary of findings and conclusions of review

See Attachment B.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects.

Consolidated Analytics, Inc.

By:

Date: ___________

Attachment A

Item 4: Description of the due diligence performed

OBX 2026-NQM8 CCA

(1) Type of assets that were reviewed.

Residential Real Estate serving as collateral to mortgage loans.

(2) Sample size of the assets reviewed.

The Review consisted of a sample population of thirty-seven (37) appraisals.

(3) Determination of the sample size and computation.

The sample population was determined and provided by Consolidated Analytics’ client (as identified by Item 2).

(4) Quality or integrity of information or data about the assets: review and methodology.

See response below in Item 6.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Identity of NRSRO	Title and Date of Criteria
N/A	N/A

(6) Value of collateral securing the assets: review and methodology.

The value of the collateral was reviewed by providing thirty-seven (37) CCAs.

Under this methodology, a licensed or certified real estate appraiser conducts a retrospective review of the appraisal report associated with the mortgaged property to evaluate whether the appraiser’s opinion of value appears reasonable and adequately supported as of the appraisal’s effective date. The review considers the completeness of the appraisal report, the appropriateness of the valuation methodology applied, the selection and relevance of comparable properties, and the reasonableness of adjustments and assumptions used in the original analysis.

The valuation review process is intended to provide an independent assessment of whether the collateral value associated with the mortgage loan appears reasonable based on available market information and appraisal review standards. This process is not intended to replace a full appraisal or property inspection but rather to evaluate the credibility and support of an existing appraisal and identify potential valuation discrepancies that could affect the assessment of collateral risk.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Not applicable.

(8) Other: review and methodology.

Not applicable.

Attachment B
Item 5: Summary of findings and conclusions of review

Summary of Results

Total CCAs completed by Consolidated Analytics	37

Summary of Value Variances	Count	Percentage
>10% Variance from OA	1	2.70%
>5% to 10% Variance from OA	0	0.00%
>0% to 5% Variance from OA	0	0.00%
0% Variance to OA	33	89.19%
<0% to -5% Variance from OA	0	0.00%
<-5% to -10% Variance from OA	3	8.11%
<-10% Variance from OA	0	0.00%
Total Sample	37	100.00%